Commitments and contingent liabilities, Research and development (Details) $ in Millions	Dec. 31, 2017 USD ($)
Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 5,838
Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	5,064
Due within one year | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	580
Due within one year | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	436
Years 1 and 2 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,254
Years 1 and 2 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,216
Years 3 and 4 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	723
Years 3 and 4 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	276
Years 5 and greater | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	3,281
Years 5 and greater | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 3,136